UBS Commercial Mortgage Trust 2017-C2

Commercial Mortgage Pass-Through Certificates, Series 2017-C2

Report To:

UBS AG

UBS Commercial Mortgage Securitization Corp.

CIBC Inc.

CIBC World Markets Corp.

Société Générale

SG Americas Securities, LLC

Rialto Mortgage Finance, LLC

Natixis Real Estate Capital LLC

German American Capital Corporation

24 July 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

UBS AG

UBS Commercial Mortgage Securitization Corp.

1285 Avenue of the Americas

New York, New York 10019

CIBC Inc.

CIBC World Markets Corp.

300 Madison Avenue

New York, New York 10017

Société Générale

SG Americas Securities, LLC

245 Park Avenue

New York, New York 10167

Rialto Mortgage Finance, LLC

600 Madison Avenue, 12th Floor

New York, New York 10022

Natixis Real Estate Capital LLC

1251 Avenue of the Americas, 5th Floor

New York, New York 10020

German American Capital Corporation

60 Wall Street, 10th Floor

New York, New York 10005

Re: UBS Commercial Mortgage Trust 2017-C2 Commercial Mortgage Pass-Through Certificates, Series 2017-C2 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist UBS Commercial Mortgage Securitization Corp. (the “Depositor”) with respect to the comparison or recalculation of certain information related to the Mortgage Loans (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, UBS AG (“UBS”), CIBC Inc. (“CIBC”), Société Générale (“SocGen”), Rialto Mortgage Finance, LLC (“Rialto”), Natixis Real Estate Capital LLC (“Natixis”) and German American Capital Corporation (“GACC,” together with UBS, CIBC, SocGen, Rialto and Natixis, the “Mortgage Loan Sellers”), on behalf of the Depositor, provided us with the following information, as applicable, for each Mortgage Loan:

a.	Certain electronic data files (the “Borrower Operating Statement Data Files”) prepared by the Mortgage Loan borrower(s) containing revenue and expense information relating to the historical three year period, if applicable (the “Historical 3 Year Period”) and most recent trailing twelve month period (the “TTM Period,” together with the Historical 3 Year Period, the “Historical Periods”) for the Collateral Property (as defined in Attachment A) or Collateral Properties (as defined in Attachment A) that secure the Mortgage Loan,

b.	The most recent appraisal reports (the “Appraisals”) prepared for the applicable Mortgage Loan Seller, which contain the appraiser’s estimated year one (the “Year One Period,” together with the Historical Periods, the “Specified Periods”) revenue and expense information for the Collateral Property or Collateral Properties that secure the Mortgage Loan,

c.	Copies of the ground rent abstracts or leases, as applicable (the “Ground Rent Documents”),

d.	Electronic underwriting files (the “Underwriting Files”) prepared by the applicable Mortgage Loan Seller containing:

i.	The revenue and expense information for the Specified Periods (except for the Year One Period for the Mortgage Loans identified on the Mortgage Loan Schedule (as defined herein) as “General Motors Building” (the “General Motors Building Mortgage Loan”) and “Starwood Capital Group Hotel Portfolio” (the “Starwood Capital Group Hotel Portfolio Mortgage Loan”) and

ii.	The underwritten revenue and expense information for the underwritten period (the “Underwritten Period”)

for the Collateral Property or Collateral Properties that secure the Mortgage Loan,

e.	Instructions, assumptions and methodologies (the “Underwriting Instructions and Adjustments”) used by the applicable Mortgage Loan Seller to prepare the information on the Underwriting Files, ASRs (as defined herein), Underwritten Rent Rolls (as defined herein) and/or Tenant Billing Schedules (as defined herein) which were included as footnotes to the Underwriting Files and/or were separately provided in e-mail or other written correspondence from the applicable Mortgage Loan Seller and

f.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with a schedule (the “Mortgage Loan Schedule”) containing a list of the Mortgage Loans and the original principal balance of each Mortgage Loan, which is shown on Exhibit 1 to Attachment A.

For the purpose of the procedures described in this report with respect to each Mortgage Loan with an original balance on the Mortgage Loan Schedule equal to or greater than $10 million (the “$10MM+ Mortgage Loans”), the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, provided us with the:

a.	Most recent real estate tax bills (the “Tax Bills”) and most recent insurance bills (the “Insurance Bills”) or insurance review file (the “Insurance Review Files”) for the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan,

b.	Asset summary report(s) (the “ASRs”),

c.	Most recent electronic borrower rent roll files (the “Borrower Rent Roll Files”) for the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan,

d.	Lease abstracts (the “Lease Abstracts”), lease agreements (the “Leases”) and/or lease estoppels (the “Estoppels,” together with the Lease Abstracts and Leases, the “Lease Documents”) relating to the tenants at the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan and

e.	Underwritten rent rolls (the “Underwritten Rent Rolls”) for the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan.

For the purpose of the procedures described in this report with respect to each of the fifteen (15) largest Mortgage Loans (by original principal balance) on the Mortgage Loan Schedule (the “Top 15 Mortgage Loans”) (except for the Mortgage Loans identified on the Mortgage Loan Schedule as “The Fillmore Philadelphia” (the “Fillmore Philadelphia Mortgage Loan”), “Embassy Suites - San Luis Obispo” (the “Embassy Suites - San Luis Obispo Mortgage Loan”), “IC Leased Fee Hotel Portfolio” (the “IC Leased Fee Hotel Portfolio Mortgage Loan”) and “Rosdev Industrial Portfolio” (the “Rosdev Industrial Portfolio Mortgage Loan”)), the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, provided us with the tenant billing schedule and any supplemental information prepared by the Mortgage Loan borrower(s) (each, a “Tenant Billing Schedule”) relating to the tenants at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan (except for the Fillmore Philadelphia Mortgage Loan, Embassy Suites - San Luis Obispo Mortgage Loan, IC Leased Fee Hotel Portfolio Mortgage Loan and Rosdev Industrial Portfolio Mortgage Loan).

For certain Collateral Properties, we were instructed by the applicable Mortgage Loan Sellers, on behalf of the Depositor, to obtain information relating to the current property taxes for each such Collateral Property from the applicable tax assessor website (each, a “Tax Assessor Website,” and collectively, the “Tax Assessor Websites”).

For the purpose of the procedures described in this report, the Borrower Operating Statement Data Files, Appraisals, Ground Rent Documents, Tax Bills, Insurance Bills, Insurance Review Files, Borrower Rent Roll Files, Lease Documents and Tax Assessor Websites are hereinafter collectively referred to as the “Source Documents.”

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Source Documents, Underwriting Files, Underwriting Instructions and Adjustments, Mortgage Loan Schedule, ASRs, Underwritten Rent Rolls, Tenant Billing Schedules and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth in the Underwriting Files, ASRs, Underwritten Rent Rolls or Tenant Billing Schedules. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Underwriting Instructions and Adjustments, Mortgage Loan Schedule or any other information provided to us, or that we were instructed to obtain, by the Depositor or the Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) the ability of any Mortgage Loan borrower(s) to repay the Mortgage Loans, (c) questions of legal or tax interpretation and (d) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or the Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	The value of the collateral securing the Mortgage Loans,

ii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or

iii.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

24 July 2017

Attachment A Page 1 of 7

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent the ownership interests in UBS Commercial Mortgage Trust 2017-C2 (the “Issuing Entity”) to be established by the Depositor and

b.	The assets of the Issuing Entity will primarily consist of a pool of 59 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on 204 commercial, multifamily and manufactured housing community properties (each, a “Collateral Property,” and collectively, the “Collateral Properties”).

Procedures performed and our associated findings

Operating Statement Comparison and Recalculation Procedures

1.	Using:

a.	Information on the Borrower Operating Statement Data Files,

b.	Information in the Appraisal(s),

c.	Information in the Leases and

d.	The Underwriting Instructions and Adjustments

for each Top 15 Mortgage Loan (except for the Fillmore Philadelphia Mortgage Loan, Embassy Suites - San Luis Obispo Mortgage Loan, IC Leased Fee Hotel Portfolio Mortgage Loan and Rosdev Industrial Portfolio Mortgage Loan), we compared, or recalculated and compared:

i.	Each revenue line item,

ii.	Each expense line item and

iii.	Net operating income or net cash flow

for each Specified Period that is shown on the Borrower Operating Statement Data Files, Appraisal(s) and Leases (as applicable) to the corresponding information on the Underwriting Files (except for the Year One Period for the General Motors Building Mortgage Loan and Starwood Capital Group Hotel Portfolio Mortgage Loan). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instructions provided by the Depositor that are described below).

We did not perform the procedure described above for the Year One Period for the General Motors Building Mortgage Loan and Starwood Capital Group Hotel Portfolio Mortgage Loan.

Attachment A Page 2 of 7

Operating Statement Comparison and Recalculation Procedures (continued)

1. (continued)

Using:

a.	Information on the Borrower Operating Statement Data Files,

b.	Information in the Appraisal(s),

c.	Information in the Leases and

d.	The Underwriting Instructions and Adjustments

for each Mortgage Loan that is not a Top 15 Mortgage Loan and the Fillmore Philadelphia Mortgage Loan, Embassy Suites - San Luis Obispo Mortgage Loan, IC Leased Fee Hotel Portfolio Mortgage Loan and Rosdev Industrial Portfolio Mortgage Loan, we compared, or recalculated and compared:

i.	The effective gross revenue or total revenues,

ii.	Total expenses and

iii.	Net operating income or net cash flow

for each Specified Period that is shown on the Borrower Operating Statement Data Files, Appraisal(s) and Leases (as applicable) to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instructions provided by the Depositor that are described below).

For the purpose of these procedures, the Depositor instructed us to:

a.	Omit non-cash and non-recurring revenues and expenses that are shown on the Borrower Operating Statement Data Files from the comparison of the information that is shown on the Underwriting File and

b.	Use a materiality threshold of +/- 4%, calculated as a percentage of the value as shown on the Borrower Operating Statement Data Files, Appraisal(s) and Leases (as applicable).

Attachment A Page 3 of 7

Cashflow Reimbursement Comparison Procedures

2.	Using:

a.	Information on the Tenant Billing Schedules,

b.	Information in the Leases,

c.	Information in the Lease Abstracts,

d.	Information on the Borrower Rent Roll Files,

e.	Information in the Underwritten Rent Rolls and

f.	The Underwriting Instructions and Adjustments

for each Top 15 Mortgage Loan where the underwritten cash flow reimbursements represent less than 25% of the underwritten effective gross revenue (as applicable) (except for the Fillmore Philadelphia Mortgage Loan, Embassy Suites - San Luis Obispo Mortgage Loan, IC Leased Fee Hotel Portfolio Mortgage Loan and Rosdev Industrial Portfolio Mortgage Loan), we compared the cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan, as shown in the Source Documents listed in a. through d. above (as applicable), to the corresponding underwritten cash flow reimbursements in the Underwritten Rent Roll or Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction provided by the Depositor that is described below).

Using:

a.	Information on the Tenant Billing Schedules,

b.	Information in the Leases,

c.	Information in the Lease Abstracts,

d.	Information on the Borrower Rent Roll Files,

e.	Information in the Underwritten Rent Rolls and

f.	The Underwriting Instructions and Adjustments

for each Top 15 Mortgage Loan where the underwritten cash flow reimbursements represent 25% or more of the underwritten effective gross revenue (as applicable) (except for the Fillmore Philadelphia Mortgage Loan, Embassy Suites - San Luis Obispo Mortgage Loan, IC Leased Fee Hotel Portfolio Mortgage Loan and Rosdev Industrial Portfolio Mortgage Loan), we compared the cash flow reimbursements for the five largest tenants (by square feet) at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan, as shown in the Source Documents listed in a. through d. above (as applicable), to the corresponding underwritten cash flow reimbursements in the Underwritten Rent Roll or Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction provided by the Depositor that is described below).

For the purpose of these procedures, the Depositor instructed us to use a materiality threshold of +/- 10%, calculated as a percentage of the value as shown on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files (as applicable).

Attachment A Page 4 of 7

Cashflow Reimbursement Comparison Procedures (continued)

2. (continued)

We did not perform the procedures described above for the Fillmore Philadelphia Mortgage Loan, Embassy Suites - San Luis Obispo Mortgage Loan, IC Leased Fee Hotel Portfolio Mortgage Loan and Rosdev Industrial Portfolio Mortgage Loan.

We performed no procedures to compare any information on the Tenant Billing Schedules to the corresponding information in the Leases, Lease Abstracts or Borrower Rent Roll Files.

Supporting Expense Comparison and Recalculation Procedures

3.	Using:

a.	Information in the Ground Rent Documents and

b.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), we compared, or recalculated and compared, the ground rent expense of each Mortgage Loan for the TTM Period, as shown in the Ground Rent Documents, to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction provided by the Depositor that is described below).

For the purpose of this procedure, the Depositor instructed us to use a materiality threshold of +/- 5%, calculated as a percentage of the value as shown in the Ground Rent Documents.

4.	Using:

a.	Information in the Tax Bills,

b.	Information on the Tax Assessor Websites,

c.	Information in the Insurance Bills,

d.	Information in the Insurance Review Files,

e.	Information in the Appraisal(s) and

f.	The Underwriting Instructions and Adjustments

for each $10MM+ Mortgage Loan, we compared the tax expense and insurance expense amounts for the TTM Period or Underwritten Period (as applicable), as shown in the Source Documents listed in a. through e. above (as applicable), to the corresponding information on the Underwriting Files. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction provided by the Depositor that is described below).

For the purpose of this procedure, the Depositor instructed us to use a materiality threshold of +/- 5%, calculated as a percentage of the value as shown in the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review Files or Appraisal(s) (as applicable).

Attachment A Page 5 of 7

Lease Expiration and Termination Comparison Procedures

5.	Using:

a.	Information in the Lease Abstracts,

b.	Information in the Leases,

c.	Information in the Estoppels,

d.	Information on the Borrower Rent Roll Files and

e.	The Underwriting Instructions and Adjustments

for the Collateral Property or Collateral Properties that secure each of the Top 15 Mortgage Loans (as applicable) (except for the Fillmore Philadelphia Mortgage Loan, Embassy Suites - San Luis Obispo Mortgage Loan, IC Leased Fee Hotel Portfolio Mortgage Loan and Rosdev Industrial Portfolio Mortgage Loan), we compared:

i.	The lease expiration date only for the tenants (ordered by the underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, as shown in the Underwritten Rent Roll, at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan and

ii.	The lease early termination options for the ten largest tenants (by square feet) at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan,

all as shown in the Source Documents listed in a. through d. above, to the corresponding information in the Underwritten Rent Roll (or ASR if the lease termination options are not shown in the Underwritten Rent Roll). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found.

Using:

a.	Information in the Lease Abstracts,

b.	Information in the Leases,

c.	Information in the Estoppels,

d.	Information on the Borrower Rent Roll Files and

e.	The Underwriting Instructions and Adjustments

for the Collateral Property or Collateral Properties that secure each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan and the Collateral Properties that secure the Fillmore Philadelphia Mortgage Loan, Embassy Suites - San Luis Obispo Mortgage Loan, IC Leased Fee Hotel Portfolio Mortgage Loan and Rosdev Industrial Portfolio Mortgage Loan (as applicable), we compared:

i.	The lease expiration date for the top five tenants (by square feet) at the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan and

ii.	The lease early termination options only for the tenants (ordered by the underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue, as shown in the Underwritten Rent Roll, at the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan, all as shown in the Source Documents listed in a. through d. above, to the corresponding information in the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instructions provided by the Depositor that are described below).

For the purpose of the lease expiration date comparison procedures, the Depositor instructed us to use a materiality threshold of +/- 90 days.

Attachment A Page 6 of 7

Lease Expiration and Termination Comparison Procedures (continued)

5. (continued)

We performed no procedures to compare any information in the Lease Abstracts to the corresponding information in the Leases, Estoppels or Borrower Rent Roll Files.

Underwritten Cashflow Comparison and Recalculation Procedures

6.	Using:

a.	The TTM Period revenue and expense information that is contained on the Underwriting File,

b.	The underwritten revenue and expense information that is contained on the Underwriting File and

c.	The Underwriting Instructions and Adjustments

for each $10MM+ Mortgage Loan, we compared the underwritten revenue and expense line items, as shown on the Underwriting File, to the corresponding TTM Period revenue and expense line items, as shown on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instructions provided by the Depositor that are described below).

For the purpose of this procedure, the Depositor instructed us to:

i.	Use a materiality threshold of +/- 10%, calculated as a percentage of the TTM Period revenue and expense line item value, as shown on the Underwriting File, and

ii.	Only identify differences over the 10% materiality threshold (calculated as described in i. above) that were not explained in the Underwriting Instructions and Adjustments.

Using:

a.	Information on the Underwriting Files,

b.	Information in the Source Documents,

c.	Information in the ASRs,

d.	Information in the Underwritten Rent Rolls and

e.	The Underwriting Instructions and Adjustments

for each $10MM+ Mortgage Loan, and the additional instructions provided by the Depositor that are described in item ii. of the succeeding paragraph of this Item 6., we recalculated the underwritten revenue and expense line items on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instructions provided by the Depositor that are described below).

Attachment A Page 7 of 7

Underwritten Cashflow Comparison and Recalculation Procedures (continued)

6. (continued)

For the purpose of this procedure, the Depositor instructed us to:

i.	Use a materiality threshold for each underwritten revenue and expense line item of +/- 5%, calculated as a percentage of the value as shown on the Underwriting File, which is also below $15,000 and

ii.	Assume that an underwritten revenue or expense line item is based on the TTM Period if the Underwriting Instructions and Adjustments do not include information for such revenue or expense line item.

7.	Subsequent to the performance of the procedures described in Items 1. through 6. above, the Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain updated Underwriting Files, ASRs, Underwritten Rent Rolls and Tenant Billing Schedules for the applicable Mortgage Loans, which in certain cases included updated Underwriting Instructions and Adjustments. As instructed by the Depositor, we compared the results of the recalculations or comparisons for each Mortgage Loan that are described in Items 1. through 6. above to the corresponding information on the updated Underwriting Files, ASRs, Underwritten Rent Rolls and Tenant Billing Schedules (as applicable). All such compared information was in agreement. Attached as Exhibit 2 to Attachment A are schedules for each Mortgage Loan (collectively, the “AUP Findings Schedules”), which contain the primary Source Documents for each Mortgage Loan that were used to perform the procedures described in Items 1. through 6. above and the results of the comparison procedures described in the preceding two sentences of this Item 7.

Exhibit 1 to Attachment A

Mortgage Loan Schedule

Mortgage Loan	Mortgage Loan Seller	Original Principal Balance
General Motors Building	GACC	$50,000,000
Park West Village	UBS	$50,000,000
TZA Multifamily Portfolio I	SocGen	$50,000,000
Del Amo Fashion Center	SocGen	$45,000,000
Starwood Capital Group Hotel Portfolio	GACC	$37,500,000
85 Broad Street	Natixis	$34,000,000
AHIP Northeast Portfolio III	GACC	$32,400,000
510 Cottonwood	GACC	$32,400,000
245 Park Avenue	SocGen	$32,000,000
Save Mart Portfolio	UBS	$32,000,000
GM Logistics Center 2	SocGen	$30,940,000
The Fillmore Philadelphia	CIBC	$25,250,000
Embassy Suites - San Luis Obispo	SocGen	$24,920,000
IC Leased Fee Hotel Portfolio	Natixis	$24,000,000
Rosdev Industrial Portfolio	CIBC	$21,000,000
Breckenridge Portfolio	UBS	$18,600,000
Pioneer Pines Mobile Home Park	UBS	$16,000,000
South Main RVP	SocGen	$15,500,000
DENT Tower	GACC	$14,690,000
Thompson Square	CIBC	$14,300,000
Marketplace at Delta Township	Rialto	$13,700,000
The Retreat	Natixis	$13,500,000
DoubleTree St Augustine	GACC	$13,171,200
Sheraton - Orlando North	UBS	$13,000,000
1200 State Fair	GACC	$13,000,000
114 W Adams	UBS	$12,280,000
Concorde Portfolio	CIBC	$12,000,000
Skagit Valley	UBS	$11,300,000
Vista Del Sol Apartments	Rialto	$11,100,000
The Arbor	Rialto	$10,740,000
Nine Mile Plaza	UBS	$10,500,000
Ionis Pharmaceutical - Faraday Ave	UBS	$9,100,000
Comfort Inn Westport	Natixis	$8,925,000
Commonwealth Business Center	Natixis	$8,000,000
Millikan 73 (Nike)	SocGen	$7,750,000
Holiday Inn Express Jacksonville Beach	UBS	$7,700,000
Hilltop Village Apartments	UBS	$7,500,000
Quality Suites Buckhead	UBS	$7,250,000
Westchester Market	UBS	$7,100,000
Holiday Inn Express & Suites Saint Augustine	CIBC	$6,800,000
Fairfield Inn & Suites Columbus East	Natixis	$6,750,000
Autumn Ridge and Tompkins Green Apartments	Rialto	$6,325,000
ACG Conlon MHC Portfolio III	Rialto	$6,300,000
Danube Apartments	Rialto	$6,200,000
Tuscany Mobile Home Park	UBS	$6,100,000
Hampton Inn & Suites - Binghamton/Vestal	Rialto	$6,000,000

Exhibit 1 to Attachment A

Mortgage Loan	Mortgage Loan Seller	Original Principal Balance
El Dorado Retail	UBS	$5,850,000
Wisconsin MHC Portfolio	Rialto	$5,800,000
Courtyard Tulsa	Rialto	$5,750,000
Cedar Creek Apartments	Rialto	$5,500,000
Comfort Inn & Suites Fayetteville	SocGen	$4,750,000
Walgreens Grand Rapids	UBS	$4,500,000
Huffman Self Storage	Rialto	$4,330,000
Desert Sky Retail	Natixis	$4,200,000
Aspen Court	UBS	$4,000,000
Canton Corners	UBS	$4,000,000
Comfort Suites Brunswick	Rialto	$3,700,000
Mariposa Self Storage	Rialto	$2,300,000
Crosswoods Commons	UBS	$1,854,000

Note:

1.	For any pari passu Mortgage Loans, the original principal balance in the table above represents the portion of the whole loan that will be included in the UBS Commercial Mortgage Trust 2017-C2 securitization transaction.

Exhibit 2 to Attachment A

AUP Findings Schedules

General Motors Building

Mortgage Loan Seller: GACC		Top 15 Loan:	Yes
Original Principal Balance: $50,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Tenant Billing Schedule and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Park West Village

Mortgage Loan Seller: UBS		Top 15 Loan:	Yes
Original Principal Balance: $50,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1

For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

		Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4

For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File.  Identify any variance above a 5% threshold.

		Tax Assessor Website, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6

For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above 5% and $15,000.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

TZA Multifamily Portfolio I

Mortgage Loan Seller: SocGen		Top 15 Loan:	Yes
Original Principal Balance: $50,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1

For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

		Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4

For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File.  Identify any variance above a 5% threshold.

		Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6

For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above 5% and $15,000.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Del Amo Fashion Center

Mortgage Loan Seller: SocGen		Top 15 Loan:	Yes
Original Principal Balance: $45,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1

For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

		Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Tenant Billing Schedule, Lease Abstracts and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4

For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File.  Identify any variance above a 5% threshold.

		Tax Bills, Appraisal, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts, Estoppels, Leases and Underwriting Instructions & Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6

For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above 5% and $15,000.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Starwood Capital Group Hotel Portfolio

Mortgage Loan Seller: GACC		Top 15 Loan:	Yes
Original Principal Balance: $37,500,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1

For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

		Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	Ground Rent Documents and Underwriting Instructions and Adjustments	No Exceptions Noted
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Insurance Review File, Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6

For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above 5% and $15,000.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

85 Broad Street

Mortgage Loan Seller: Natixis		Top 15 Loan:	Yes
Original Principal Balance: $34,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1

For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

		Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Tenant Billing Schedule, Leases and Lease Abstracts	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4

For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File.  Identify any variance above a 5% threshold.

		Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6

For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above 5% and $15,000.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

AHIP Northeast Portfolio III

Mortgage Loan Seller: GACC		Top 15 Loan:	Yes
Original Principal Balance: $32,400,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1

For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

		Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	Ground Rent Documents	No Exceptions Noted
4

For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File.  Identify any variance above a 5% threshold.

		Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6

For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above 5% and $15,000.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

510 Cottonwood

Mortgage Loan Seller: GACC		Top 15 Loan:	Yes
Original Principal Balance: $32,400,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1

For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

		Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4

For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File.  Identify any variance above a 5% threshold.

		Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstract	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6

For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above 5% and $15,000.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

245 Park Avenue

Mortgage Loan Seller: SocGen		Top 15 Loan:	Yes
Original Principal Balance: $32,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1

For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

		Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4

For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File.  Identify any variance above a 5% threshold.

		Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6

For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above 5% and $15,000.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Save Mart Portfolio

Mortgage Loan Seller: UBS		Top 15 Loan:	Yes
Original Principal Balance: $32,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1

For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

		Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4

For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File.  Identify any variance above a 5% threshold.

		Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6

For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above 5% and $15,000.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

GM Logistics Center 2

Mortgage Loan Seller: SocGen		Top 15 Loan:	Yes
Original Principal Balance: $30,940,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1

For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

		Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4

For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File.  Identify any variance above a 5% threshold.

		Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6

For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above 5% and $15,000.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

The Fillmore Philadelphia

Mortgage Loan Seller: CIBC		Top 15 Loan:	Yes
Original Principal Balance: $25,250,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1

For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

		Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4

For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File.  Identify any variance above a 5% threshold.

		Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6

For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above 5% and $15,000.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Embassy Suites - San Luis Obispo

Mortgage Loan Seller: SocGen		Top 15 Loan:	Yes
Original Principal Balance: $24,920,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1

For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

		Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4

For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File.  Identify any variance above a 5% threshold.

		Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6

For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above 5% and $15,000.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

IC Leased Fee Hotel Portfolio

Mortgage Loan Seller: Natixis		Top 15 Loan:	Yes
Original Principal Balance: $24,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1

For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

		Borrower Operating Statement Data Files, Appraisals and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	Ground Rent Documents and Underwriting Instructions and Adjustments	No Exceptions Noted
4

For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File.  Identify any variance above a 5% threshold.

		Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6

For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above 5% and $15,000.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Rosdev Industrial Portfolio

Mortgage Loan Seller: CIBC		Top 15 Loan:	Yes
Original Principal Balance: $21,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1

For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

		Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4

For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File.  Identify any variance above a 5% threshold.

		Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6

For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above 5% and $15,000.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Breckenridge Portfolio

Mortgage Loan Seller: UBS		Top 15 Loan:	No
Original Principal Balance: $18,600,000		Non-Top 15 & $10MM+ Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Pioneer Pines Mobile Home Park

Mortgage Loan Seller: UBS		Top 15 Loan:	No
Original Principal Balance: $16,000,000		Non-Top 15 & $10MM+ Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1

For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

		Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2

For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File.  Identify any variance above a 10% threshold.

For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File.  Identify any variance above a 10% threshold.

		N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

South Main RVP

Mortgage Loan Seller: SocGen		Top 15 Loan:	No
Original Principal Balance: $15,500,000		Non-Top 15 & $10MM+ Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills, Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

DENT Tower

Mortgage Loan Seller: GACC		Top 15 Loan:	No
Original Principal Balance: $14,690,000		Non-Top 15 & $10MM+ Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases, Lease Abstracts, Estoppels, Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Thompson Square

Mortgage Loan Seller: CIBC		Top 15 Loan:	No
Original Principal Balance: $14,300,000		Non-Top 15 & $10MM+ Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts, Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Marketplace at Delta Township

Mortgage Loan Seller: Rialto		Top 15 Loan:	No
Original Principal Balance: $13,700,000		Non-Top 15 & $10MM+ Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

The Retreat

Mortgage Loan Seller: Natixis		Top 15 Loan:	No
Original Principal Balance: $13,500,000		Non-Top 15 & $10MM+ Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Bill	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

DoubleTree St Augustine

Mortgage Loan Seller: GACC		Top 15 Loan:	No
Original Principal Balance: $13,171,200		Non-Top 15 & $10MM+ Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Sheraton - Orlando North

Mortgage Loan Seller: UBS		Top 15 Loan:	No
Original Principal Balance: $13,000,000		Non-Top 15 & $10MM+ Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	Ground Rent Documents	No Exceptions Noted
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

1200 State Fair

Mortgage Loan Seller: GACC		Top 15 Loan:	No
Original Principal Balance: $13,000,000		Non-Top 15 & $10MM+ Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts, Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

114 W Adams

Mortgage Loan Seller: UBS		Top 15 Loan:	No
Original Principal Balance: $12,280,000		Non-Top 15 & $10MM+ Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Concorde Portfolio

Mortgage Loan Seller: CIBC		Top 15 Loan:	No
Original Principal Balance: $12,000,000		Non-Top 15 & $10MM+ Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Bills	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases, Estoppels and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Skagit Valley

Mortgage Loan Seller: UBS		Top 15 Loan:	No
Original Principal Balance: $11,300,000		Non-Top 15 & $10MM+ Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Vista Del Sol Apartments

Mortgage Loan Seller: Rialto		Top 15 Loan:	No
Original Principal Balance: $11,100,000		Non-Top 15 & $10MM+ Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

The Arbor

Mortgage Loan Seller: Rialto		Top 15 Loan:	No
Original Principal Balance: $10,740,000		Non-Top 15 & $10MM+ Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Nine Mile Plaza

Mortgage Loan Seller: UBS		Top 15 Loan:	No
Original Principal Balance: $10,500,000		Non-Top 15 & $10MM+ Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1

For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

		Borrower Operating Statement Data Files, Appraisal and and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule, Borrower Rent Roll Files Leases or Lease Abstract to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4

For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills, Insurance Review File or Appraisals to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File.  Identify any variance above a 5% threshold.

		Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by square feet) and lease early termination options (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Lease Abstracts, Leases, Estoppels, Appraisals or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6

For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File.  Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File.  Identify any variance above 5% and $15,000.

		Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Ionis Pharmaceutical - Faraday Ave

Mortgage Loan Seller: UBS		Top 15 Loan:	No
Original Balance: $9,100,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1

For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

		Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Comfort Inn Westport

Mortgage Loan Seller: Natixis		Top 15 Loan:	No
Original Balance: $8,925,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1

For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

		Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Commonwealth Business Center

Mortgage Loan Seller: Natixis		Top 15 Loan:	No
Original Balance: $8,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1

For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

		Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Millikan 73 (Nike)

Mortgage Loan Seller: SocGen		Top 15 Loan:	No
Original Balance: $7,750,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1

For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

		Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Holiday Inn Express Jacksonville Beach

Mortgage Loan Seller: UBS		Top 15 Loan:	No
Original Balance: $7,700,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1

For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

		Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Hilltop Village Apartments

Mortgage Loan Seller: UBS		Top 15 Loan:	No
Original Balance: $7,500,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1

For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

		Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Quality Suites Buckhead

Mortgage Loan Seller: UBS		Top 15 Loan:	No
Original Balance: $7,250,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1

For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

		Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Westchester Market

Mortgage Loan Seller: UBS		Top 15 Loan:	No
Original Balance: $7,100,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1

For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

		Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Holiday Inn Express & Suites Saint Augustine

Mortgage Loan Seller: CIBC		Top 15 Loan:	No
Original Balance: $6,800,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1

For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

		Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Fairfield Inn and Suites Columbus East

Mortgage Loan Seller: Natixis		Top 15 Loan:	No
Original Balance: $6,750,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1

For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

		Borrower Operating Statement Data Files and Apraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Autumn Ridge and Tompkins Green Apartments

Mortgage Loan Seller: Rialto		Top 15 Loan:	No
Original Balance: $6,325,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1

For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

		Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

ACG Conlon MHC Portfolio III

Mortgage Loan Seller: Rialto		Top 15 Loan:	No
Original Balance: $6,300,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1

For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

		Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Danube Apartments

Mortgage Loan Seller: Rialto		Top 15 Loan:	No
Original Balance: $6,200,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1

For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

		Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Tuscany Mobile Home Park

Mortgage Loan Seller: UBS		Top 15 Loan:	No
Original Balance: $6,100,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1

For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File.  Identify any variance above a 4% threshold.

		Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Hampton Inn & Suites - Binghamton/Vestal

Mortgage Loan Seller: Rialto		Top 15 Loan:	No
Original Balance: $6,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

El Dorado Retail

Mortgage Loan Seller: UBS		Top 15 Loan:	No
Original Balance: $5,850,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Wisconsin MHC Portfolio

Mortgage Loan Seller: Rialto		Top 15 Loan:	No
Original Balance: $5,800,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Courtyard Tulsa

Mortgage Loan Seller: Rialto		Top 15 Loan:	No
Original Balance: $5,750,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Cedar Creek Apartments

Mortgage Loan Seller: Rialto		Top 15 Loan:	No
Original Balance: $5,500,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Comfort Inn & Suites Fayetteville

Mortgage Loan Seller: SocGen		Top 15 Loan:	No
Original Balance: $4,750,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Walgreens Grand Rapids

Mortgage Loan Seller: UBS		Top 15 Loan:	No
Original Balance: $4,500,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Appraisal, Leases and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Huffman Self Storage

Mortgage Loan Seller: Rialto		Top 15 Loan:	No
Original Balance: $4,330,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Desert Sky Retail

Mortgage Loan Seller: Natixis		Top 15 Loan:	No
Original Balance: $4,200,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Aspen Court

Mortgage Loan Seller: UBS		Top 15 Loan:	No
Original Balance: $4,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Canton Corners

Mortgage Loan Seller: UBS		Top 15 Loan:	No
Original Balance: $4,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Comfort Suites Brunswick

Mortgage Loan Seller: Rialto		Top 15 Loan:	No
Original Balance: $3,700,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Mariposa Self Storage

Mortgage Loan Seller: Rialto		Top 15 Loan:	No
Original Balance: $2,300,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Crosswoods Commons

Mortgage Loan Seller: UBS		Top 15 Loan:	No
Original Balance: $1,854,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisals or Leases for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable